GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 966
Acquired through business acquisition	264
Foreign exchange	(45)
End of year	$ 1,185